Vincent J. McGill                                                    Direct Dial
Partner                                                             212-561-3604

                                January 16, 2009

Securities and Exchange Commission
Division of Corporation Finance, Mail Stop 3561
100 F. Street, N.E.
Washington, D.C. 20549

                     Re:   China Organic Agriculture, Inc.
                           Amendment No. 3 to Form 10-12G
                           Filed October 22, 2008
                           Form 10-K/A for Fiscal Year Ended December 31, 2007 Filed October 6, 2008
                           Form 10-Q for Fiscal Quarter Ended September 30, 2008 Filed November 12, 2008
                           File No. 0-52430

Ladies and Gentlemen:

      On behalf of China Organic Agriculture, Inc. (the "Company"), we are writing in response to the November 14, 2008 Comment Letter from the Commission's Division of Corporate Finance (H. Christopher Owings, Assistant Director) to the Company regarding the above-referenced filings. The Company is filing herewith an amended Registration Statement on Form 10 (the "Amended Form 10"), an amended Form 10-K for the Fiscal Year ended December 31, 2007, and an amended Form 10-Q for the Fiscal Quarter ended September 30, 2008, to address the Staff's comments. For ease of reference, each of the comments of the Staff is set forth below, together with the related response.

      General

1. Please expand your disclosure to more specifically describe your new business in connection with your acquisition of 60% of Dalian Baoshui Huiming Trading Limited, which you also refer to as Ankang Agriculture Co. Ltd. For example, please briefly describe the different types of products that you sell and explain how and where they are distributed. Also, provide some sense of the dollar volume of the historical business.

In response to this comment, the description of Dalian Baoshui Huiming Trading Limited ("FTZ") contained under the heading "Recent Developments" has been expanded.

Recent Developments, page 4

2. We note your response to comment two in our letter dated August 5, 2008. Please discuss in greater detail the operations of Far East Wine Holding Group Ltd. and how they will contribute to your overall business plan. You indicate that you plan to bring California wines to China "to meet growing demand there'," please elaborate upon how you intend to implement this strategy.

      The description of the activities of Far East Wine Holding Group Ltd. has been revised in response to this comment.

Amendment No_ 2 to Form 10-K for Fiscal Year Ended December 31 2007

Item 9A (T)_- Controls and Procedures, page 22

3. We note your revised disclosure indicating that the company's disclosure controls and procedures were not effective as of December 31, 2007. Please discuss why your disclosure controls and procedures were not effective and explain when and by whom the deficiencies were first identified. Please also explain exactly how you intend to rectify the deficiencies. We note your discussion on page 23 that identifies certain deficiencies as it relates to your internal controls, however, it is not clear if these are the same deficiencies that resulted in your ineffectiveness determination as it relates to your disclosure controls and procedures.

      The requested disclosure regarding the controls and procedures has been added to this Section. Language has also been added to explain the nature of the deficiency in the financial controls and procedures.

Signatures, page 32

4. We note that Form 10-K filed March 31, 2008 did not include the signatures of your principal executive officer, your principal financial officer and your controller or principal accounting officer on behalf of the registrant in the second signature block as required by General Instruction D(2)(a) and (b) of Form 10-K. We also note that you did not include the required signatures in the amendment filed May 2, 2008 or in this amendment as indicated in your response to comment 30 in our letter dated May 28, 2008. Please revise to include the signatures of your principal executive officer, your principal financial officer and your controller or principal accounting in the second signature block. Please note that any person who occupies more than one of the specified positions shall indicate each capacity in which he or she signs the report on behalf of the registrant in the second signature block.

      The required signatures have been added to the second signature block.

Consolidated Financial Statements, page 33

Note 10 - Product Mix and Major Customers, page 49

5. In future filings please disclose the total amount of revenue from each customer that accounted for more than 10% of revenues for each year presented. Refer to comment 15 in our letter dated August 5, 2008.

      The registrant has stated that the requested disclosure will be made in future filings.

Exhibits 31.1 and 31.2

6. Please revise the certifications to include the introductory language in paragraph 4 and paragraph 4(b) referring to internal control over financial reporting. Refer to Item 601(b)(31) of Regulation S-K.

      The certifications have been revised as requested.

Form 10-Q for Quarterly Period Ended September 30 2008 Condensed

Consolidated Financial Statements

Notes to Consolidated Financial Statements, page F-8

7. Please provide the segment disclosures required by paragraph 33 of SFAS 131 in future filings.

      The registrant has stated that segment disclosures will be provided in the footnotes to the financial statements in the Company's future filings. Please note that segment information is provided in this 10-Q in Part I,
      Item 2.

Note 4 - Property. Plant & Equipment, page F-15

8. Please supplement the information provided in your response to comment 16 in our letter dated August 5, 2008 with an analysis of the elements described in EITF 98-3 and the attributes in paragraph (d)(2) of Article 11-01 of Regulation S-X you considered in concluding that the acquisition of the Bellisimo Vineyard was an acquisition of assets as opposed to an acquisition of a business. In addition, please tell us whether your allocation of the purchase price to the net assets acquired would change if you accounted for the acquisition as a purchase of a business. Please note that if the purchase of Bellisimo Vineyard represents a purchase of a business you should submit a written no action request to the Division of Corporation Finance, Chief Accountant's Office regarding your inability to provide the financial statements and pro forma financial information required by Rules 8-04 and 8-05 of Regulation S-X.

      Paragraph 6 of EITF 98-3 states that:

            A business is a self-sustaining integrated set of activities and assets conducted and managed for the purpose of providing a return to investors. A business consists of (a) inputs, (b) processes applied to those inputs, and (c) resulting outputs that are used to generate revenues. For a transferred set of activities and assets to be a business, it must contain all of the inputs and processes necessary for it to continue to conduct normal operations after the transferred set is separated from the transferor, which includes the ability to sustain a revenue stream by providing its outputs to customers.

      The purchase of the Bellisimo Vineyard by the registrant was accounted for as a purchase of real estate. The only assets acquired were the land, the physical improvements situated thereon and minimal equipment left behind by the seller, to which no value was ascribed. None of the individuals associated with the property at either the management or the non-management level were offered employment by the registrant. Further, the registrant did not maintain any relationships the former owners may have had as to the purchase of supplies or the distribution of the production on the property. In addition, although the vineyard is referred to as the Bellisimo Vineyard, the mark "Bellisimo" was not purchased by the registrant and, the registrant has advised that, in fact, another winery in the area is currently seeking to register the mark.

      The registrant believes that the prior owner of the Bellisimo Vineyard was operating the property more in the nature of a hobby and not to maximize profit and there was no "business" to acquire. The registrant acquired the long-lived asset, that is, the land. By not engaging any of the employees or maintaining any of the historical supply and distribution relationships associated with the property, however, the registrant did not acquire any knowledge specific to the property necessary to successfully operate it as a vineyard or as it had been by the prior owner. Therefore, the registrant believes, in the language of EITF 98-3, that it has not acquired all of the inputs and processes necessary for it to continue to conduct normal operations. It would appear that the acquisition of the property by the registrant is most similar to the facts described in Example 1, Scenario 1 and Example 2, Scenario 1 of EITF 98 -3. In these cases, as in the case of the registrant, the buyer acquired long-lived assets (a radio station, hotels or land), but did not acquire the accessory rights, management or access to customers necessary to conduct normal operations of the business of which the asset acquired is a part. As discussed in EITF 98-3, in such cases the buyer has not acquired a business.

      The conclusion that the assets acquired did not constitute a business is reinforced by the discussion in paragraph (d)(2) of Article 11-01 of Regulation S-X. Paragraph (d) (2) specifically asks whether any of the following list of attributes:

      (i)     Physical facilities,
      (ii)    Employee base,
      (iii)   Market distribution system,
      (iv)    Sales force,
      (v)     Customer base,
      (vi)    Operating rights,
      (vii)   Production techniques or
      (viii)  Trade names,
      remains with the component transferred. Again, except for the land itself, the registrant acquired none of the attributes set forth above. Moreover, given the manner in which the registrant currently advises that it intends to use the vineyard - as a source of grapes and as a base operation for the gathering of grapes to be processed into wine for delivery to the Far East - and to bolster its claim to be delivering "premium California wines to China" - it is clear that the nature of the revenue producing activity of the component will not remain the same, as required by paragraph (d)(1)
      Article 11-01 of S-X.

      For the reasons stated above, as well as those set forth in our prior letters regarding this issue, the registrant respectfully asks that you concur with its judgement that the acquisition of the Bellisimo Vineyard did not constitute the acquisition of a business requiring historical financial statements.

      Please be advised that the registrant intends to submit a no action request to the Division of Corporation Finance, Chief Accountant's Office regarding its inability to provide the required financial and pro forma financial information, but nevertheless believes that it is appropriate for the staff to concur in its view that the financial statements are not necessary.

Note 9 - Note Payable - Related Party, page 17

8. We note that you recognized a gain on the debt conversions. Please disclose the gains on the debt conversions in accordance with paragraph 2 of SFAS 57. In addition, please tell us how you computed the gains on the debt extinguishments. Discuss in detail how you determined the reacquisition price, or more specifically the price per common share issued, and your consideration of any unstated rights or privileges exchanged. Refer to paragraph 20 and footnote 1 of APB 26. We also note that you refer to Xirong Xu as a related party. Please tell us if Xirong Xu was a related party as defined in Appendix B of SFAS 57 prior to the extinguishment transactions and your basis in GAAP for recognizing the gains in income.

      The registrant is of the belief that the gain on the debt conversions has properly been disclosed in accordance with paragraph 2 of SFAS 57. The history of the conversion of these debts and the issuance of these shares is as follows:

      On September 4, 2008, the registrant issued (i) 18,282,353 shares, representing approximately 25% of its outstanding common stock after giving effect to such issuance, to Xirong Xu in exchange for the surrender and cancellation of its promissory note in the principal amount of $6,216,000 (the "Xu Note"). The Xu Note was issued by the registrant in February 2008 to obtain a portion of the funds necessary to purchase the Bellisimo Vineyard; and (ii) 3,326,103 shares, representing approximately 4.5% of its outstanding common stock after giving effect to such issuance to First Capital Limited in exchange for the surrender and cancellation of its promissory note in the principal amount of $ 1,130,875. The indebtedness evidenced by this note represents amounts advanced by First Capital to enable the registrant to pay accounts payable. Xirong Xu is the principal and sole director of First Capital Limited. By virtue of the shares of the registrant now directly and indirectly owned by Mr. Xu as a result of these issuances, the registrant believes Mr. Xu is now a "related party" as defined in Appendix B of SFAS 57. The registrant believes, however, that although Mr Xu was directly and indirectly a creditor and minor shareholder prior to these issuances, because of the dominant position held by another shareholder, he was not a related party.

      In each transaction the shares issued were valued at $0.32 per share. This represented a slight discount from the 30 day average price of the common stock as of the date of issuance but exceeded the trading price on the date of issuance. Using the 30 day average price per share as market value, the aggregate market value of the shares issued was $5,850,353 and $ 1,064,353, respectively. Consequently, the registrant recorded a gain on debt conversion for $365,647, and $66,522, respectively, on the conversion of these debts. Inasmuch as neither party was a related party prior to the transaction, the registrant believes that it is appropriate to recognize the gain rather than record this as an equity transaction.

Note 11 - Commitments. page 18

10. We note your disclosure that you agreed to sell ErMaPao on September 30, 2008. We also note your disclosure in Form 8-K filed October 10, 2008 that the sale was effective September 30, 2008 although the transaction was closed on October 7, 2008. Please tell us your rationale for not recognizing the sale of ErMaPao as of September 30, 2008 and/or why ErMaPao does not meet the criteria for recognition as held for sale as set forth in paragraphs 30 - 40 of SPAS 144. In either case, tell us why the results of operations of ErMaPao should not be reported in discontinued operations based on the conditions in paragraph 43 to SFAS 144. In addition, tell us whether you performed an impairment test and recognized an impairment loss, and disclose the amount of the impairment loss and the gain or loss recognized on the disposal. Please note that if you conclude that you should report ErMaPao as discontinued operations in an amendment, consider restating your financial statements included in the amendment to your annual report or otherwise advise.

      The September 30, 2008, financial statements have been revised to reflect Ermapao as a discontinued operation as of such date.

      The agreement with respect to the sale of ErmaPao provided that as between the buyer and seller (registrant) risk of loss was deemed to have passed as of September 30, 2008 and for that reason the transaction was reflected in the financial statements for the quarter ended September 30, as having been completed as of such date. Because the transaction was reflected as having closed as of September 30, 2008, there was no need to perform an impairment test as of such date.

      Although ErmaPao was being held for sale as of the third quarter of 2008, it was not being held for sale as of the end of 2007 and, consequently, the registrant does not believe that it is appropriate to amend its financial statements for the year end to include ErmaPao as a discontinued operation in such financial statements.

Note 14 - Stock Warrants, Options and Compensation, page F-19

11. We reviewed your response to comment 23 in our letter dated August 5, 2008. Based on the disclosure in Note 11 to your financial statements for the year ended December 31, 2007, the warrants issued in 2007 were fully vested and you recognized stock-based compensation and the related additional paid-in capital for the grant-date fair value of the warrants during the fiscal year. Also, in your response to comment 41 in our letter dated March 11, 2008 you stated that you recognized the fair value of the warrants as an expense in fiscal 2007 because the warrants were fully vested and you had discontinued your relationship with the consultant. It does not appear that you recognized a prepaid expense that was being amortized over the term of the consulting agreement. Please tell us why you revalued the warrants and the authoritative literature that supports your accounting treatment. Also tell us why a revaluation of the warrants at the end of fiscal 2007 would have an effect on stockholders equity in fiscal 2008. Finally, please tell us the actual adjustments resulting from the revaluation of the 2007 warrants for the three months ended March 31, 2008, June 30, 2008 and September 30, 2008.

      The table below shows the amounts recorded in respect of the warrants issued to Trilogy and Winning IR:

                                    Expense           Prepaid           APIC
Trilogy         12/31/2007           294944            125581          -420525
                          -----------------------------------------------------
Trilogy          3/31/2008           -24568           -125581           150149
Winning          3/31/2008           167595                            -167595
                          -----------------------------------------------------
Balance          3/31/2008           143027                 0           -17446
Winning                              207229                            -207229
                          -----------------------------------------------------
Balance          6/30/2008           350256                 0          -224675
Winning                              207229                            -207229
                          -----------------------------------------------------
Balance          9/30/2008           557485                 0          -431904

      The Trilogy warrants were revalued in accordance with the requirements of EITF 98-08. Although these warrants were fully vested in 2007, the registrant intended to recognize the expense over the life of the agreement. Therefore a portion of the expense was recognized in 2007 and the balance was to be recognized in 2008. Because the value of the warrant had changed and as a result of a breach by Trilogy in the first quarter of 2008 management determined not to honor the warrants, the registrant made an adjustment to reflect the change in the value of the warrants and reversed the previous prepaid expense.

      The expense related to the warrants issued to Winning was originally recorded as a period expense as in accordance with EITF 96-08 and was being amortized quarterly thru January 16, 2009, the term of the agreement pursuant to which they were issued. The amount to be expensed for the fourth quarter of 2008 will be $227,229 and for the first quarter of 2009 will be $37,370.

12. We reviewed your response to comment 24 in our letter dated August 5, 2008. Please tell us why you believe the date you committed to issue the warrants represents the measurement date as defined in EITF 96-18. In doing so describe the facts and circumstances that support a determination that a commitment for performance was reached on the issuance date of the warrants as opposed to the date the services are completed. Specifically address the disincentives for nonperformance. In addition, if you conclude that the warrants should be measured at fair value at each reporting date, tell us the effect of the error on your financial statements for the quarters ended March 31, 2008, June 30, 2008 and September 30, 2008 and how you determined the amounts.

      The warrants were issued to Winning for a commitment of performance and the registrant believes that if Winning were to fail to perform, it would forfeit a pro-rata portion of the warrants. In accordance with EITF 96-18 the measurement date of the value of the warrants is the date the company committed to issue the warrants and received a commitment of performance. The recording of the warrants at March 31, 2008 is also in accordance with EITF 96-18 as it values the warrants as of such date.

      The warrants issued to Winning have not been revalued for interim periods June 30 and September 30, 2008, but the registrant continues to expense the warrants based upon the valuation established at the measurement date. The effects of not revaluing at June 30 and September 30 are in the registrant's judgement immaterial with respect to the financial statements for those periods. For the year ended December 31, 2008 the registrant will record an appropriate adjustment based upon the then value of the warrants.

Exhibits 31.1 and 31.2

13. Please revise the certifications to conform exactly to the certification set forth in Item 601(b)(31) of Regulation S-K. For example, you should refer to "this report" as opposed to "this quarterly report" in paragraphs 2, 3 and 4(a), include the reference to internal control over financial reporting in the introduction to paragraph 4 and include paragraphs (a) through (d) of paragraph 4 as set forth in Item 601(b)(31) of Regulation S-K.

      Certifications conforming exactly to the certification set forth in Item 601(b)(31) of Regulation S-K have been supplied with the Company's Amendment No. 1 to its Report on Form 10-Q for the Period ended September 30, 2008, filed herewith.


                                        Sincerely,

                                        Vincent J. McGill